Significant accounting policies (Detail Textual 1)	3 Months Ended				12 Months Ended
	Mar. 31, 2013 Stock Options	Mar. 31, 2012 Stock Options	Mar. 31, 2013 Warrant	Mar. 31, 2012 Warrant	Dec. 31, 2012 Stock Options and Warrant	Dec. 31, 2011 Stock Options and Warrant	Dec. 31, 2010 Stock Options and Warrant
Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share	1,020,000	1,020,000	24,985,009	3,310,000	4,380,000	650,000